Corporate Information	12 Months Ended
Sep. 30, 2022
Corporate Information
Corporate Information

1. Corporate information

Gold Royalty Corp. (”GRC” or the “Company”) is a company incorporated in Canada on June 23, 2020 and domiciled in Canada. GRC is principally engaged in acquiring gold-focused royalty and mineral stream interests. The registered office of the Company is located at 1000 Cathedral Place, 925 West Georgia Street, Vancouver, British Columbia, V6C 3L2, Canada. The principal address of the Company is located at 1030 West Georgia Street, Suite 1830, Vancouver, British Columbia, V6E 2Y3, Canada.

The Company was a subsidiary of GoldMining Inc. (“GoldMining”) until the Company completed its initial public offering (the "IPO") on March 11, 2021. The Company's common shares (the “GRC Shares”) and common share purchase warrants are listed on the NYSE American under the symbols "GROY" and "GROY.WS", respectively.

On August 23, 2021, the Company acquired all the issued and outstanding common shares of Ely Gold Royalties Inc. ("Ely") which has been consolidated from the date of acquisition.

On November 4, 2021, the Company acquired all the issued and outstanding shares of Golden Valley Mines and Royalties Ltd. ("Golden Valley") and Abitibi Royalties Inc ("Abitibi") which have both been consolidated from the date of acquisition.